Transactions with Related Parties	12 Months Ended
Jul. 31, 2014
Related Party Transactions [Abstract]
Transactions with Related Parties
Transactions with Related Parties

During 2013, the Company received loans from one of its members totaling $35,000, which are included in notes payable in the accompanying balance sheets. At July 31, 2014 and 2013, there was $10,988 and $35,000 outstanding, respectively. The note are non-interest bearing and due on demand.
As of July 31, 2014 and 2013, the Company owes one of its members $15,383 and $13,586, respectively, for advances made to the Company